INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of Intangible Assets
	Useful Life	Cost	Accumulated Amortization	Net Book Value

Service Contracts	5	$1,012,335	$557,015	$455,320